LOANS HELD FOR INVESTMENT AT CARRYING VALUE, Changes in Loans Held at Carrying Value (Q3) (Details) - USD ($)		5 Months Ended		9 Months Ended
		Dec. 31, 2020		Sep. 30, 2021
Principal [Abstract]
Total loans held at carrying value, principal, beginning balance		$ 0		$ 33,907,763	[1],[2]
Total loans held at carrying value, principal, new fundings		33,875,985		139,222,598
Total loans held at carrying value, principal, realized gain on sale of loans				400,000
Total loans held at carrying value, principal, sale of loans				(10,400,000)
Total loans held at carrying value, principal, PIK interest		31,778		1,230,979
Total loans held at carrying value, principal, ending balance	[1]	33,907,763	[2]	164,361,340	[3]
Original Issue Discount [Abstract]
Total loans held at carrying value, original issue discount, beginning balance		0		(2,070,732)
Total loans held at carrying value, original issue discount, new fundings		(2,120,969)		(11,261,001)
Total loans held at carrying value, original Issue discount, accretion of original issue discount		50,237		2,132,174
Total loans held at carrying value, original issue discount, ending balance		(2,070,732)		(11,199,559)
Carrying Value [Abstract]
Total loans held at carrying value, beginning balance		0		31,837,031	[1],[2],[4]
Total loans held at carrying value, new fundings		31,755,016		127,961,597
Total loans held at carrying value, accretion of original issue discount		50,237		2,132,174
Total loans held at carrying value, realized gain on sale of loans				400,000
Total loans held at carrying value, sale of loans				(10,400,000)
Total loans held at carrying value, PIK Interest		31,778		1,230,979
Total loans held at carrying value, ending balance	[1]	$ 31,837,031	[2],[4]	$ 153,161,781	[3]

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs